Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other financial liabilities
Other non-current financial liabilities	$ 41,445	$ 63,259
Other current financial liabilities	26,411	2,895
Total other financial liabilities	$ 67,856	$ 66,154